Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2023
Trade Receivables [Abstract]
Schedule of Trade Receivables	Trade receivables consist of the following:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Receivable from related parties	352,424
Receivable from others	1,537,132	—
Less: allowance for doubtful debts (expected credit loss)	(57,832)
Total receivables	$1,831,724	$—

Schedule of Provision for Loss Allowance Based on Past Due	As The Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between The Group’s different customer base.
As at March 31, 2023

Ageing	Not past due &<30	31 - 90	90 - 180	180 - 365	>365	Total
Gross carrying amount	-	-	-	-	-	-
Expected loss rate	0.00%	0.00%	0.03%	5.82%	50.00%
Estimated total gross carrying amount at default	1,259,489	239,522	220,966	59,573	110,006	1,889,556
Lifetime ECL	0.01	0.10	73.16	3,641.53	54,116.20	57,831

As at March 31, 2022

Ageing	Not past due &<30	31 - 90	90 - 180	180 - 365	>365	Total
Gross carrying amount	-	-	-	-	-	-
Expected loss rate
Estimated total gross carrying amount at default						-
Lifetime ECL						-

Schedule of Trade Receivables	The following table shows the movement in lifetime ECL that has been recognised for trade receivables in accordance with the simplified approach set out in IFRS 9.
	Collectively assessed	Individually assesse

Balance as at 31 March 2023	1,889,554	57,831
Balance as at 31 March 2022	-	-